CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Millions	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interests [Member]	Redeemable Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2012							$ 7
Beginning balance at Dec. 31, 2012	4,825	2,565	577	1,693	(911)	901
Net income, excluding redeemable non controlling interests	150			111		39
Net income, redeemable non controlling interests							1
Other comprehensive income (loss), net of tax	87				97	(10)
Increase in noncontrolling interest due to change in ownership	11		(31)			42
Increase in the reserve for share-based payment	3			3
Other changes	19			14		5
Ending balance at Mar. 31, 2013							8
Ending balance at Mar. 31, 2013	5,095	2,565	546	1,821	(814)	977
Beginning balance at Dec. 31, 2013	12						12
Beginning balance at Dec. 31, 2013	4,955	25	4,283	1,966	(1,373)	54
Net income, excluding redeemable non controlling interests	100			100
Net income, redeemable non controlling interests							1
Other comprehensive income (loss), net of tax	20				20
Capital increase	4		4
Dividend paid	(1)					(1)	(2)
Increase in the reserve for share-based payment	5		5
Other changes	(2)			(2)
Ending balance at Mar. 31, 2014	11						11
Ending balance at Mar. 31, 2014	$ 5,081	$ 25	$ 4,292	$ 2,064	$ (1,353)	$ 53